Property, Plant, and Equipment, Net (Details) - Schedule of property, plant, and equipment - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,632,739	$ 1,714,737	$ 1,606,930
Less: Accumulated depreciation	(1,147,262)	(1,039,181)	(700,085)
Property and equipment, net	485,477	675,556	906,845
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,005	15,771	15,403
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	639,867	675,878	650,961
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	140,698	144,072	82,080
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 837,169	$ 879,016	$ 858,486